As filed with the Securities and Exchange Commission on June 18, 1999 Registration Nos.
811-08946
333-60833

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                 FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.                               [_]
Post Effective Amendment No. 2                            [X]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 9                                                  [X]
                       (Check appropriate box or boxes)

                              SEPARATE ACCOUNT A
                          (Exact Name of Registrant)

                        PACIFIC LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           700 Newport Center Drive
                       Newport Beach, California  92660
        (Address of Depositor's Principal Executive Offices) (Zip Code)

    Depositor's Telephone Number, including Area Code: (949) 219-3743

                                Diane N. Ledger
                                Vice President
                        Pacific Life Insurance Company
                           700 Newport Center Drive
                       Newport Beach, California  92660
                    (Name and Address of Agent for Service)

                       Copies of all communications to:

           Diane N. Ledger                           Jane A. Kanter, Esq.
   Pacific Life Insurance Company                  Dechert, Price & Rhoads
           P. O. Box 9000                            1775 Eye Street, N.W.
    Newport Beach, CA 92658-9030                Washington, D.C. 20006-2401



Approximate Date of Proposed Public Offering____________________________________


It is proposed that this filing will become effective (check appropriate box)
     [_] immediately upon filing pursuant to paragraph (b) of Rule 485
     [_] on          pursuant to paragraph (b) of Rule 485
     [X] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     [_] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
     [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities being registered: interests in the Separate Account under Pacific Value individual flexible premium deferred variable annuity contracts.

Filing Fee: None

                                   PROSPECTUS

(Included in Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-4, Accession No. 0001017062-99-000757, filed on April 29, 1999, and incorporated by reference herein.)

                      STATEMENT OF ADDITIONAL INFORMATION

(Included in Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-4, Accession No. 0001017062-99-000757, filed on April 29, 1999, and incorporated by reference herein.)

        Supplement dated         , 1999 to Prospectus dated May 1, 1999
                     for the Pacific Value Variable Annuity
            Issued by Pacific Life Insurance Company ("Prospectus")

Capitalized terms used in this Supplement are defined in the Prospectus referred to above unless otherwise defined herein. "We," "us", or "our" refer to Pacific Life Insurance Company; "you" or "your" refer to the Contract Owner.

This Supplement which amends the Prospectus describes the optional Guaranteed Income Advantage Rider ("GIA Rider").

The AN OVERVIEW OF PACIFIC VALUE section is amended as follows:

Guaranteed Income Advantage Rider (Optional)

The Guaranteed Income Advantage Rider ("GIA Rider") offers a guaranteed income advantage annuity option. You may buy the GIA Rider on the Contract Date or on any Contract Anniversary. The GIA Rider is not available in all states. Ask your registered representative about its current availability status in your state of residence.

The expense table under Contract Expenses has been revised by adding:

Guaranteed Income Advantage Rider Charge,
as a percentage of Contract Value/6/  0.30%

/6/ If you buy the Guaranteed Income Advantage Rider ("GIA Rider"), which is subject to state availability, we deduct this charge on each Contract Anniversary date and the Annuity Date, and when you make a full withdrawal, if the GIA Rider is in effect on that date, or when you terminate the GIA Rider.

The information under Examples has been revised as follows:

The following table shows the expenses you would pay on each $1,000 you invested if, at the end of each period, you: annuitized your Contract; surrendered your Contract and withdrew the Contract Value, or did not annuitize or surrender, but left the money in your Contract.

These examples assume an annual return of 5%.

without any Rider reflects the expenses you would pay if you did not buy the optional Stepped-Up Death Benefit Rider (SDBR) or Premier Death Benefit Rider
(PDBR) and the Guaranteed Income Advantage Rider.

with SDBR reflects the expenses you would pay if you bought the Stepped-Up Death Benefit Rider, but not the GIA Rider or PDBR. These expenses depend on the age of the youngest Annuitant on the Contract Date.

with PDBR reflects the expenses you would pay if you bought the optional Premier Death Benefit Rider, but not the GIA Rider or SDBR. These expenses depend on the age of the youngest Annuitant on the Contract Date.

with GIA Rider reflects the expenses you would pay if you bought the optional Guaranteed Income Advantage Rider, but not the optional SDBR or PDBR.

with SDBR and GIA Rider reflects the expenses you would pay if you bought the optional Stepped-Up Death Benefit Rider and the Guaranteed Income Advantage Rider.

with PDBR and GIA Rider reflects the expenses you would pay if you bought the Premier Death Benefit Rider and the Guaranteed Income Advantage Rider.

These examples do not show past or future expenses. Your actual expenses in any year may be more or less than those shown here.

---------------------------------------------------------------------------------------
                                                                   Expenses if you did
                                                                   not annuitize or
                         Expenses if you      Expenses if you      surrender, but left
                         annuitized           surrendered          the money in your
                         your Contract ($)    your Contract ($)    Contract ($)
---------------------------------------------------------------------------------------
Variable Account         1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr
---------------------------------------------------------------------------------------
Money Market
without any Rider          82   58   99   214   82  121  144   214   19   58   99   214
with SDBR                  84   64  109   235   84  127  154   235   21   64  109   235
with PDBR                  85   68  117   251   85  131  162   251   22   68  117   251
with GIA Rider             85   67  114   246   85  130  159   246   22   67  114   246
with SDBR and GIA Rider    87   73  125   266   87  136  170   266   24   73  125   266
with PDBR and GIA Rider    88   77  132   281   88  140  177   281   25   77  132   281
---------------------------------------------------------------------------------------
High Yield Bond
without any Rider          84   65  111   239   84  128  156   239   21   65  111   239
with SDBR                  86   71  121   259   86  134  166   259   23   71  121   259
with PDBR                  87   75  128   274   87  138  173   274   24   75  128   274
with GIA Rider             87   74  126   269   87  137  171   269   24   74  126   269
with SDBR and GIA Rider    89   80  136   289   89  143  181   289   26   80  136   289
with PDBR and GIA Rider    90   84  144   304   90  147  189   304   27   84  144   304
---------------------------------------------------------------------------------------
Managed Bond
without any Rider          84   65  111   239   84  128  156   239   21   65  111   239
with SDBR                  86   71  121   259   86  134  166   259   23   71  121   259
with PDBR                  87   75  128   274   87  138  173   274   24   75  128   274
with GIA Rider             87   74  126   269   87  137  171   269   24   74  126   269
with SDBR and GIA Rider    89   80  136   289   89  143  181   289   26   80  136   289
with PDBR and GIA Rider    90   84  144   304   90  147  189   304   27   84  144   304
---------------------------------------------------------------------------------------
Government Securities
without any Rider          84   65  111   239   84  128  156   239   21   65  111   239
with SDBR                  86   71  121   259   86  134  166   259   23   71  121   259
with PDBR                  87   75  128   274   87  138  173   274   24   75  128   274
with GIA Rider             87   74  126   269   87  137  171   269   24   74  126   269
with SDBR and GIA Rider    89   80  136   289   89  143  181   289   26   80  136   289
with PDBR and GIA Rider    90   84  144   304   90  147  189   304   27   84  144   304
---------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                   Expenses if you did
                                                                   not annuitize or
                         Expenses if you      Expenses if you      surrender, but left
                         annuitized           surrendered          the money in your
                         your Contract ($)    your Contract ($)    Contract ($)
---------------------------------------------------------------------------------------
Variable Account         1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr
---------------------------------------------------------------------------------------
Aggressive Equity
without any Rider          86   71  122   262   86  134  167   262   23   71  122   262
with SDBR                  88   77  132   282   88  140  177   282   25   77  132   282
with PDBR                  90   82  140   297   90  145  185   297   27   82  140   297
with GIA Rider             89   81  138   292   89  144  183   292   26   81  138   292
with SDBR and GIA Rider    91   87  147   312   91  150  192   312   28   87  147   312
with PDBR and GIA Rider    93   91  156   326   93  154  200   326   30   91  155   326
---------------------------------------------------------------------------------------
Growth LT
without any Rider          85   69  118   253   85  132  163   253   22   69  118   253
with SDBR                  87   75  128   273   87  138  173   273   24   75  128   273
with PDBR                  89   79  135   288   89  142  180   288   26   79  135   288
with GIA Rider             88   78  133   283   88  141  178   283   25   78  133   283
with SDBR and GIA Rider    90   84  143   303   90  147  188   303   27   84  143   303
with PDBR and GIA Rider    92   88  150   317   92  151  195   317   29   88  150   317
---------------------------------------------------------------------------------------
Equity Income
without any Rider          84   66  113   243   84  129  158   243   21   66  113   243
with SDBR                  86   72  123   263   86  135  168   263   23   72  123   263
with PDBR                  88   76  130   278   88  139  175   278   25   76  130   278
with GIA Rider             87   75  128   273   87  138  173   273   24   75  128   273
with SDBR and GIA Rider    89   81  138   293   89  144  183   293   26   81  138   293
with PDBR and GIA Rider    91   85  145   308   91  148  190   308   28   85  145   308
---------------------------------------------------------------------------------------
Multi-Strategy
without any Rider          84   66  113   244   84  129  158   244   21   66  113   244
with SDBR                  86   72  123   264   86  135  168   264   23   72  123   264
with PDBR                  88   78  131   279   88  140  176   279   25   77  131   279
with GIA Rider             87   75  129   274   87  138  174   274   24   75  129   274
with SDBR and GIA Rider    89   81  139   294   89  144  184   294   26   81  139   294
with PDBR and GIA Rider    91   86  146   309   91  149  191   309   28   86  146   309
---------------------------------------------------------------------------------------
Large-Cap Value
without any Rider          86   72  123   264   86  135  168   264   23   72  123   264
with SDBR                  88   78  133   284   88  141  178   284   25   78  133   284
with PDBR                  90   83  141   299   90  146  186   299   27   83  141   299
with GIA Rider             89   81  139   294   89  144  184   294   26   81  139   294
with SDBR and GIA Rider    91   87  148   314   91  150  193   314   28   87  148   314
with PDBR and GIA Rider    93   92  156   328   93  155  201   328   30   92  156   328
---------------------------------------------------------------------------------------
Mid-Cap Value
without any Rider          86   72  123   264   86  135  168   264   23   72  123   264
with SDBR                  88   78  133   284   88  141  178   284   25   78  133   284
with PDBR                  90   83  141   299   90  146  186   299   27   83  141   299
with GIA Rider             89   81  139   294   89  144  184   294   26   81  139   294
with SDBR and GIA Rider    91   87  148   314   91  150  193   314   28   87  148   314
with PDBR and GIA Rider    93   92  156   328   93  155  201   328   30   92  156   328
---------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                   Expenses if you did
                                                                   not annuitize or
                         Expenses if you      Expenses if you      surrender, but left
                         annuitized           surrendered          the money in your
                         your Contract ($)    your Contract ($)    Contract ($)
---------------------------------------------------------------------------------------
Variable Account         1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr
---------------------------------------------------------------------------------------
Equity
without any Rider        84   66   113  244   84   129  158  244   21   66   113  244
with SDBR                86   72   123  264   86   135  168  264   23   72   123  264
with PDBR                88   77   131  279   88   140  176  279   25   77   131  279
with GIA Rider           87   75   129  274   87   138  174  274   24   75   129  274
with SDBR and GIA Rider  89   81   139  294   89   144  184  294   26   81   139  294
with PDBR and GIA Rider  91   86   146  309   91   149  191  309   28   86   146  309
---------------------------------------------------------------------------------------
Bond and Income
without any Rider        84   66   113  243   84   129  158  243   21   66   113  243
with SDBR                86   72   123  263   86   135  168  263   23   72   123  263
with PDBR                88   76   130  278   88   139  175  278   25   76   130  278
with GIA Rider           87   75   128  273   87   138  173  273   24   75   128  273
with SDBR and GIA Rider  89   81   138  293   89   144  183  293   26   81   138  293
with PDBR and GIA Rider  91   85   145  308   91   148  190  308   28   85   145  308
---------------------------------------------------------------------------------------
Equity Index
without any Rider        79   51    88  191   79   114  133  191   16   51    88  191
with SDBR                81   57    98  212   81   120  143  212   18   57    98  212
with PDBR                83   61   106  228   83   124  151  228   20   61   106  228
with GIA Rider           82   60   103  223   82   123  148  223   19   60   103  223
with SDBR and GIA Rider  84   66   113  244   84   129  158  244   21   66   113  244
with PDBR and GIA Rider  86   71   121  259   86   134  166  259   23   71   121  259
---------------------------------------------------------------------------------------
Small-Cap Index
without any Rider        83   61   106  228   83   124  151  228   20   61   106  228
with SDBR                85   68   116  249   85   131  161  249   22   68   116  249
with PDBR                86   72   123  264   86   135  168  264   23   72   123  264
with GIA Rider           86   71   121  259   86   134  166  259   23   71   121  259
with SDBR and GIA Rider  88   77   131  279   88   140  176  279   25   77   131  279
with PDBR and GIA Rider  89   81   139  294   89   144  184  294   26   81   139  294
---------------------------------------------------------------------------------------
REIT
without any Rider        89   80   136  289   89   143  181  289   26   80   136  289
with SDBR                91   86   146  308   91   149  191  308   28   86   146  308
with PDBR                92   90   153  323   92   153  198  323   29   90   153  323
with GIA Rider           92   89   151  318   92   152  196  318   29   89   151  318
with SDBR and GIA Rider  94   95   161  337   94   158  206  337   31   95   161  337
with PDBR and GIA Rider  95   99   168  351   95   162  213  351   32   99   168  351
---------------------------------------------------------------------------------------
International
without any Rider        87   75   128  273   87   138  173  273   24   75   128  273
with SDBR                89   81   138  293   89   144  183  293   26   81   138  293
with PDBR                91   85   145  307   91   148  190  307   28   85   145  307
with GIA Rider           90   84   143  303   90   147  188  303   27   84   143  303
with SDBR and GIA Rider  92   90   153  322   92   153  198  322   29   90   153  322
with PDBR and GIA Rider  94   94   160  336   94   157  205  336   31   94   160  336
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                                                   Expenses if you did
                                                                   not annuitize or
                         Expenses if you      Expenses if you      surrender, but left
                         annuitized           surrendered          the money in your
                         your Contract ($)    your Contract ($)    Contract ($)
---------------------------------------------------------------------------------------
Variable Account         1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr
---------------------------------------------------------------------------------------
Emerging Markets
without any Rider          92   89  151   318   92  152  196   318   29   89  151   318
with SDBR                  94   94  160   337   94  157  205   337   31   94  160   337
with PDBR                  95   99  168   351   95  162  213   351   32   99  168   351
with GIA Rider             95   97  165   346   95  160  210   346   32   97  165   346
with SDBR and GIA Rider    97  103  175   365   97  166  220   365   34  103  175   365
with PDBR and GIA Rider    98  108  182   378   98  171  227   378   35  108  182   378
---------------------------------------------------------------------------------------

The following is added to the CHARGES, FEES AND DEDUCTIONS section:

Guaranteed Income Advantage Charge (Optional Rider)

If you purchase the GIA Rider, we deduct annually a Guaranteed Income Advantage Charge ("GIA Charge") for expenses related to the GIA Rider. The GIA Charge is equal to 0.30% multiplied by your Contract Value on the date the Charge is deducted.

We will deduct the GIA Charge from your Investment Options on a proportionate basis:

  . on each Contract Anniversary the GIA Rider remains in effect; on the Annuity Date, if the GIA Rider is still in effect;
  .  when the GIA Rider is terminated.

Any portion of the GIA Charge we deduct from the Fixed Option will not be greater than the annual interest credited in excess of 3%. If you terminate the GIA Rider, we will charge your Contract for the annual GIA Charge on the effective date of termination. If you make a full withdrawal of the amount available for withdrawal during a Contract Year, we will deduct the entire GIA Charge for the Contract Year the final payment made to you.

The following is added to the PURCHASING YOUR CONTRACT section:

Purchasing the Guaranteed Income Advantage Rider (Optional)

You may purchase the GIA Rider on the Contract Date or on any Contract Anniversary. You may purchase the GIA Rider only if the age of each Annuitant is 80 years or younger on the date the GIA Rider is purchased. The GIA Rider will remain in effect until the earlier of:

  . a full withdrawal of the amount available for withdrawal under the Contract;
  .  a death benefit becomes payable under the Contract;
  . any termination of the Contract in accordance with the terms of the Contract;
  .  the Annuity Date; or
  .  termination of the GIA Rider.

You may terminate the GIA Rider on the fifth Contract Anniversary or on any later Contract Anniversary.

The following is added to the RETIREMENT BENEFITS AND OTHER PAYOUTS section under Choosing Your Annuity Option:

Guaranteed Income Advantage Annuity Option

If you purchase the GIA Rider, you may choose any of the Annuity Options described in the Prospectus, or you may choose the Guaranteed Income Advantage Annuity Option if 10 years have passed since the GIA Rider was purchased and the GIA Rider is still in effect. You must choose fixed annuity payments under this Guaranteed Income Advantage Annuity Option.

The guaranteed income purchased per $1,000 of the net amount applied to the annuity payments will be based on an annual interest rate of 2.5% and the 1983a Annuity Mortality Table with the age set back 10 years. The net amount applied to the annuity payments under the Guaranteed Income Advantage Annuity Option will be based on the higher of the following Guaranteed Income Base or the Enhanced Income Base, which are described below.

1. Guaranteed Income Base - If you purchase the GIA Rider on the Contract Date, the Guaranteed Income Base is equal to the Purchase Payments less an adjustment for each withdrawal, increased at a 5% effective annual rate of interest. We calculate the adjustment for each withdrawal by multiplying the Guaranteed Income Base prior to a withdrawal by the ratio of the amount of the withdrawal, including applicable withdrawal charges, to the Contract Value immediately prior to withdrawal.

   If you purchase the GIA Rider on a Contract Anniversary after the Contract Date, the Guaranteed Income Base is equal to the Contract Value on the date the GIA Rider is purchased, plus all Purchase Payments made after the GIA Rider is purchased, less an adjustment for each withdrawal occurring after the GIA is purchased, increased at a 5% effective annual rate of interest. We calculate the adjustment for each withdrawal by multiplying the Guaranteed Income Base prior to the withdrawal by the ratio of the amount of the withdrawal, including applicable withdrawal charges, to the Contract Value immediately prior to the withdrawal.

   The effective annual rate of interest will take into account the timing of when each Purchase Payment and withdrawal occurred. We accomplish this by applying a daily factor of 1.000133681 to each day's Guaranteed Income Base balance. The 5% effective annual rate of interest will stop accruing as of the earlier of:

  . the Contract Anniversary following the date the youngest Annuitant reaches his or her 80th birthday;

  . a full withdrawal of the amount available for withdrawal under the Contract;

  .  a death benefit becomes payable under the Contract;

  . any termination of the Contract in accordance with the provisions of the Contract;

  .  the Annuity Date; or

  .  termination of the GIA Rider.

  On the Annuity Date and if the GIA Rider was not terminated, the net amount we apply to the annuity payments will be the Guaranteed Income Base reduced by any remaining withdrawal charges associated with additional Purchase Payments added to the Contract, any applicable state premium tax, and any outstanding Contract Debt.

2. Enhanced Income Base - The Enhanced Income Base is equal to your Net Contract Value on the Annuity Date plus an additional 15% of the amount equal to:

  . the Net Contract Value on the Annuity Date;

  . less the sum of all Purchase Payments applied to the Contract in the 12 months prior to the Annuity Date.

  On the Annuity Date, the net amount we apply to the annuity payments will be the Enhanced Income Base reduced by any withdrawal charges associated with additional Purchase Payments added to the Contract and any applicable state premium tax.

The structure of the annuity payments that may be elected under the Guaranteed Income Advantage Annuity Option are:

 . 15 years or more Period Certain;
 . Life;
 . Joint and Survivor Life;
 . Life with 10 Years or More Period Certain.

If you purchase the Guaranteed Income Advantage ("GIA") Annuity Option, the waiver of withdrawal charges upon annuitization will not apply. We will reduce the net amount applied to the annuity payments under the Guaranteed Income Advantage Annuity Option by any remaining withdrawal charges. The rider contains annuity tables for each GIA Annuity Option available.




Form No.

                                    PART II

Part C:  OTHER INFORMATION

     Item 24.  Financial Statements and Exhibits
               ---------------------------------

               (a)  Financial Statements

                    Part A:  None

                    Part B:

                    (1) Registrant's Financial Statements

                    Audited Financial Statements dated as of December 31, 1998 which are incorporated by reference from the 1998 Annual Report include the following for Separate Account A:

                           Statements of Assets and Liabilities
                           Statements of Operations
                           Statements of Changes in Net Assets
                           Notes to Financial Statements

                    (2) Depositor's Financial Statements

                    Audited Consolidated Financial Statements dated as of December 31, 1998 and 1997, and for the three year period ending December 31, 1998, included in Part B include the following for Pacific Life:


                           Independent Auditors' Report

                           Consolidated Statements of Financial Condition

                           Consolidated Statements of Operations and
                             Stockholder's Equity
                           Consolidated Statements of Cash Flows
                           Notes to Consolidated Financial Statements

               (b)  Exhibits

                    1.   (a)  Resolution of the Board of Directors of the
                              Depositor authorizing establishment of Separate Account A and Memorandum establishing Separate Account A./1/

                         (b) Memorandum Establishing Two New Variable Accounts--Aggressive Equity and Emerging Markets Portfolios./1/

                         (c) Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws./1/

                    2.   Not applicable

                    3.   (a)  Distribution Agreement between Pacific Mutual Life
                              and Pacific Mutual Distributors, Inc. ("PMD") (formerly Pacific Equities Network)/1/

                         (b) Form of Selling Agreement between Pacific Mutual Life, PMD and Various Broker-Dealers/1/

                    4.   (a)  Form of Individual Flexible Premium Deferred
                              Variable Annuity Contract (Form PV9808)/1/

                         (b)  Qualified Pension Plan Rider (Form R90-Pen-V)/1/


                         (c) 403(b) Tax-Sheltered Annuity Rider (Form R-403B-9553)/1/

                         (d)  Section 457 Plan Rider (Form R95-457)/1/

                         (e)  IRA Rider (Form R-IRA 198)/1/

                         (f)  Roth IRA Rider (Form R-RIRA 198)/1/

                         (g)  Simple IRA Rider (Form R-SIRA 198)/1/

                         (h)  Stepped-Up Death Benefit Rider (Form R9808.SDB)/1/

                         (i)  Premier Death Benefit Rider (Form R9808.PDB)/1/

                         (j)  Guaranteed Income Advantage Rider (Form 23-111499)


                    5.   (a)  Application Form for Individual Flexible Premium
                              Deferred Variable Annuity Contract (Form A9808 8/98)/1/

                         (b)  Variable Annuity PAC APP/1/

                         (c)  Application/Confirmation Form/1/

                    6.   (a)  Pacific Life's Articles of Incorporation/1/

                         (b)  By-laws of Pacific Life/1/

                    7.   Not applicable

                    8.   Fund Participation Agreement/1/

                    9. Opinion and Consent of legal officer of Pacific Life as to the legality of Contracts being registered./1/

                    10.  Consent of Independent Auditors/2/

                    11.  Not applicable

                    12.  Not applicable

                    13.  Performance Calculations/2/

                    14.  Not applicable

                    15.  Powers of Attorney/2/

                    16.  Not applicable

Exhibit II-3
------------

/1/ Included in Registrant's Form Type N-4/A, File No. 333-60833, Accession No. 0001017062-98-001683, filed on August 6, 1998 and incorporated by reference herein.

/2/ Included in Registrant's Form Type N-4, File No. 333-60833, Accession No. 0001017062-99-000757, filed on April 29, 1999, and incorporated by reference herein.

Item 25.  Directors and Officers of Pacific Life

                                  Positions and Offices
Name and Address                  with Pacific Life

Thomas C. Sutton                  Director, Chairman of the Board, and
                                  Chief Executive Officer

Glenn S. Schafer                  Director and President


Khanh T. Tran                     Director, Senior Vice President and
                                  Chief Financial Officer


David R. Carmichael               Director, Senior Vice President and
                                  General Counsel

Audrey L. Milfs                   Director, Vice President and Corporate
                                  Secretary

Richard M. Ferry                  Director

Donald E. Guinn                   Director

Ignacio E. Lozano, Jr.            Director

Charles D. Miller                 Director

Donn B. Miller                    Director

Richard M. Rosenberg              Director

James R. Ukropina                 Director

Raymond L. Watson                 Director

Edward R. Byrd                    Vice President and Controller

Brian D. Klemens                  Vice President and Treasurer

Gerald W. Robinson                Executive Vice President

______________________________

The address for each of the persons listed above is as follows:

700 Newport Center Drive
Newport Beach, California 92660


Item 26. Persons Controlled by or Under Common Control with Pacific Life or Separate Account A

          The following is an explanation of the organization chart of Pacific Life's subsidiaries:

                PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES
                             LEGAL STRUCTURE

          Pacific Life is a California Stock Life Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company) which is, in turn, 99% owned by Pacific Mutual Holding Company (a California Mutual Holding Company). Pacific Life has a 40% ownership of American Maturity Life Insurance Company (a Connecticut Corporation), a 50% ownership of Pacific Mezzanine Associates, L.L.C. (a Delaware Limited Liability Company), and is the parent company of Pacific Asset Management LLC (a Delaware Limited Liability Company), Pacific Mutual Realty Finance, Inc., Pacific Life & Annuity Company (an Arizona Corporation), Pacific Mutual Distributors, Inc., and World-Wide Holdings Limited (a United Kingdom Corporation). A subsidiary of Pacific Mezzanine Associates, L.L.C. is Pacific Mezzanine Investors, L.L.C., along with its subsidiary Pacific Mezzanine Fund, L.P. Subsidiaries of Pacific Asset Management LLC are PMRealty Advisors Inc., PPA LLC (a Delaware Limited Liability Company), CCM LLC (a Delaware Limited Liability Company), NFJ LLC (a Delaware Limited Liability Company), and PIMCO Holding LLC (a Delaware Limited Liability Company), and its 100% direct and indirect ownership of Pacific Financial Products, Inc. (a Delaware Corporation). Pacific Asset Management LLC directly and indirectly beneficially owns 33.4% of the outstanding partnership interests in PIMCO Advisors L.P. (a Delaware Limited Partnership). Subsidiaries of Pacific Mutual Distributors, Inc. include: Associated Financial Group, Inc.; Mutual Service Corporation (a Michigan Corporation), along with its subsidiaries Advisors' Mutual Service Center, Inc. (a Michigan Corporation) and Titan Value Equities Group, Inc.; and United Planners' Group, Inc. (an Arizona Corporation which is 97% owned), along with its subsidiary United Planners' Financial Services of America (an Arizona Limited Partnership). Subsidiaries of World-Wide Holdings limited include: World-Wide Reassurance Company Limited (a United Kingdom Corporation) and World-Wide Reassurance Company (BVI) Limited (a British Virgin Islands Corporation). All corporations are 100% owned unless otherwise indicated. All entities are California corporations unless otherwise indicated.

Item 27.  Number of Contractholders

          Approximately 3,598 Qualified

          Approximately 4,580 Non-Qualified


Item 28.  Indemnification

          (a) The Distribution Agreement between Pacific Life and PMD provides substantially as follows:

               Pacific Life hereby agrees to indemnify and hold harmless PMD and its officers and directors, and employees for any expenses (including legal expenses), losses, claims, damages, or liabilities incurred by reason of any untrue or alleged untrue statement or representation of a material fact or any omission or alleged omission to state a material fact required to be stated to make other statements not misleading, if made in reliance on any prospectus, registration statement, post-effective amendment thereof, or sales materials supplied or approved by Pacific Life or the Separate Account. Pacific Life shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim. However, in no case shall Pacific Life be required to indemnify for any expenses, losses, claims, damages, or liabilities which have resulted from the willful misfeasance, bad faith, negligence, misconduct, or wrongful act of PMD.

               PMD hereby agrees to indemnify and hold harmless Pacific Life, its officers, directors, and employees, and the Separate Account for any expenses, losses, claims, damages, or liabilities arising out of or based upon any of the following in connection with the offer or sale of the contracts: (1) except for such statements made in reliance on any prospectus, registration statement or sales material supplied or approved by Pacific Life or the Separate Account, any untrue or alleged untrue statement or representation made; (2) any failure to deliver a currently effective prospectus; (3) the use of any unauthorized sales literature by any officer, employee or agent of PMD or Broker;
               (4) any willful misfeasance, bad faith, negligence, misconduct or wrongful act. PMD shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim.

          (b)  The Form of Selling Agreement between Pacific Life, PMD (formerly
               PEN) and Various Broker-Dealers provides substantially as follows:

               Pacific Life and PMD agree to indemnify and hold harmless Selling Broker-Dealer and General Agent, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the "Fund") filed pursuant to the 1933 Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature approved in writing by Pacific Life and PMD pursuant to Section IV.E. of this Agreement.

               Selling Broker-Dealer and General Agent agree to indemnify and hold harmless Pacific Life, the Fund and PMD, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (a) any oral or written misrepresentation by Selling Broker-Dealer or General Agent or their officers, directors, employees or agents unless such misrepresentation is contained in the registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by Pacific Life and PMD pursuant to Section IV.E. of this Agreement,
               (b) the failure of Selling Broker-Dealer or General Agent or their officers, directors, employees or agents to comply with any applicable provisions of this Agreement or (c) claims by Sub-agents or employees of General Agent or Selling Broker-Dealer for payments of compensation or remuneration of any type. Selling Broker-Dealer and General Agent will reimburse Pacific Life or PMD or any director, officer, agent or employee of either entity for any legal or other expenses reasonably incurred by Pacific Life, PMD, or such officer, director, agent or employee in connection with investigating or defending any such loss, claims, damages, liability or action. This indemnity agreement will be in addition to any liability which Broker-Dealer may otherwise have.

Item 29.  Principal Underwriters

          (a) PMD also acts as principal underwriter for Pacific Select Separate Account, Pacific Select Exec Separate Account, Pacific Select Variable Annuity Separate Account, Pacific Corinthian Variable Separate Account, Separate Account B and Pacific Select Fund.

          (b) For information regarding PMD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.

          (c) PMD retains no compensation or net discounts or commissions from the Registrant.

Item 30.  Location of Accounts and Records

               The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 31.  Management Services

          Not applicable

Item 32.  Undertakings

          The registrant hereby undertakes:

          (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

          (b) to include either (1) as a part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, or (3) to deliver a Statement of Additional Information with the Prospectus.

          (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations

     (a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

     (b) The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a)-(d) of the Rule have been complied with.

     (c) REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract ("Contract") described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(a) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 18th day of June , 1999.


                         SEPARATE ACCOUNT A
                              (Registrant)
                         By: PACIFIC LIFE INSURANCE COMPANY

                         By:  _________________
                              Thomas C. Sutton*
                              Chairman and Chief Executive Officer

                         By: PACIFIC LIFE INSURANCE COMPANY
                              (Depositor)

                         By:  _________________
                              Thomas C. Sutton*
                              Chairman and Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 2 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

     Signature               Title                             Date

_______________________
Thomas C. Sutton*            Director, Chairman of the Board   ___________, 1999
                             and Chief Executive Officer
_______________________
Glenn S. Schafer*            Director and President            ___________, 1999

_______________________
Khanh T. Tran*               Director, Senior Vice             ___________, 1999
                             President and Chief Financial
                             Officer
_______________________
David R. Carmichael*         Director, Senior Vice             ___________, 1999
                             President and General Counsel
_______________________
Audrey L. Milfs*             Director, Vice President and      ___________, 1999
                             Corporate Secretary
_______________________
Richard M. Ferry*            Director                          ___________, 1999

_________________________
Donald E. Guinn*             Director                       ____________, 1999


_________________________
Ignacio E. Lozano, Jr.*      Director                       ____________, 1999


_________________________
Charles D. Miller*           Director                       ____________, 1999


_________________________
Donn B. Miller*              Director                       ____________, 1999


_________________________
Richard M. Rosenberg*        Director                       ____________, 1999


_________________________
James R. Ukropina*           Director                       ____________, 1999


_________________________
Raymond L. Watson*           Director                       ____________, 1999


_________________________
Edward R. Byrd*              Vice President and Controller  ____________, 1999


_________________________
Brian D. Klemens*            Vice President and Treasurer   ____________, 1999


_________________________
Gerald W. Robinson*          Executive Vice President       ____________, 1999



*By: /s/ DAVID R. CARMICHAEL
     -----------------------
     David R. Carmichael                                         June 18, 1999
     as attorney-in-fact


     (Powers Of Attorney are contained in Post-Effective Amendment No. 1 as
Exhibit 15 on Form N-4, Accession No. 0001017062-99-000757, filed on April 29, 1999, and incorporated herein.)